Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Summary of anti-dilutive securities
Total	5,903,296	3,220,973
Common stock warrants [Member]
Summary of anti-dilutive securities
Total	4,429,982	2,453,753
Common Stock Options [Member]
Summary of anti-dilutive securities
Total	1,473,314	767,216